Other assets - Schedule of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Restricted cash	$ 45.5	$ 39.6
Pension and OPEB plan assets (note 10)	129.4	84.5
Contingent consideration	79.4	0.0
Income taxes recoverable	10.4	10.7
Deferred financing costs	3.7	2.5
Insurance recoveries (note 20)	135.6	0.0
Other	36.6	39.1
Total other assets	440.6	176.4
Less: current portion	(149.8)	(12.8)
Other assets (note 10)	$ 290.8	$ 163.6